PROPERTY AND EQUIPMENT - Property and Equipment - Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 37,269		$ 37,269		$ 33,495	$ 32,169
Less: accumulated depreciation	(24,041)		(24,041)		(21,335)	(13,782)
Total property and equipment, net	13,228		13,228		12,160	18,387
Depreciation and amortization expense			9,524	$ 4,475	8,589	8,087
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,672		15,672		13,708	13,358
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,033		1,033		895	895
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,139		1,139		1,089	1,089
Tooling
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,805		1,805		1,805	1,823
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,439		1,439		1,249	954
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,564		14,564		13,870	13,880
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,617		1,617		879	170
PPE not including acquired technology or capitalized software
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 1,300	$ 2,100	$ 2,800	$ 4,200	$ 7,600	$ 7,600